Segment Information - Revenue by Geographic Area, Based on Where Guests are Sourced (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 18,881	$ 17,510	$ 16,389
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	10,066	9,195	8,327
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	5,957	5,414	5,254
Australia and Asia
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	2,530	2,604	2,506
Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 327	$ 297	$ 302